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September 6, 2001

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

     Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account (File no. 333-18117)

Dear Commissioners:

        On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account ("the Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2001, which is identical to the report for the underlying Funds, has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

        In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios: AIM V.I. Growth and Income, AIM V.I. Value Fund, Janus Growth, Janus International Growth, MFS Emerging Growth, MFS Research Series, OCC Managed, OCC Small Cap, T. Rowe Price Equity Income, T. Rowe Price International Stock, Credit Suisse Warburg Pincus Trust, Global Post-Venture Capital, Franklin Small Cap Investments Fund-Class 2, American Century VP Value, Alliance Premier Growth, Davis Value; The Prudential Series Fund: Diversified Bond, Diversified Conservative Growth, Value, Equity, Global, High Yield Bond, Money Market, Prudential Jennison, Small Capitalization Stock, Stock Index, 20/20 Focus, SP Aggressive Growth Asset Allocation, SP Alliance Technology, SP Balanced Asset Allocation, SP Conservative Asset Allocation, SP Growth Asset Allocation, SP INVESCO Small Company Growth, SP Jennison International Growth, SP Large Cap Value, SP MFS Capital Opportunities, SP MFS Mid-Cap Growth, SP PIMCO Total Return, SP Prudential U.S. Emerging Growth, SP Small/Mid Cap Value and SP Strategic Partners Focused Growth Portfolios.


Filer/Entity:         AIM V.I. Growth and Income Fund and AIM V.I. Value Fund
Registration No.:     811-07452
CIK No.:              0000896435
Accession No.:        0000899243-01-501420
Date of Filing:       08/30/01

Filer/Entity:         Janus Aspen Series
Registration No.:     811-07736
CIK No.:              0000906185
Accession No.:        0001012709-01-500619
Date of Filing:       08/22/01

Filer/Entity:         MFS Emerging Growth Portfolio
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Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-500297
Date of Filing:       08/15/01

Filer/Entity:         MFS Research Series
Registration No.:     811-08326
CIK No.:              0000918571
Accession No.:        0000950156-01-500298
Date of Filing:       08/15/01

Filer/Entity:         OCC Accumulation--Managed Portfolio
Registration No.:     811-08512
CIK No.:              0000923185
Accession No.:        0000912057-01-529417
Date of Filing:       08/17/01

Filer/Entity:         OCC Accumulation--Small Cap Portfolio
Registration No.:     811-08512
CIK No.:              0000923185
Accession No.:        0000912057-01-529417
Date of Filing:       08/17/01


Filer/Entity:         T. Rowe Price Equity Income Portfolio
Registration No.:     811-07143
CIK No.:              0000918294
Accession No.:        0000918294-01-500048
Date of Filing:       08/21/01

Filer/Entity:         T. Rowe Price International Stock Portfolio
Registration No.:     811-07145
CIK No.:              0000918292
Accession No.:        0000918292-01-500010
Date of Filing:       08/23/01

Filer/Entity:         Credit Suisse Warburg Pincus Trust Global Post-Venture
                      Capital Portfolio
Registration No.:     811-07261
CIK No.:              0000941568
Accession No.:        0000912057-01-523148
Date of Filing:       07/09/01

Filer/Entity:         Alliance Premier Growth Portfolio
Registration No.:     811-05398
CIK No.:              0000825316
Accession No.:        0000936772-01-500157
Date of Filing:       08/22/01

Filer/Entity:         American Century Variable Portfolios, Inc.
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Registration No.:     811-05188
CIK No.:              0000814680
Accession No.:        0000814680-01-500007
Date of Filing:       08/17/01


Filer/Entity:         Davis Value Portfolio
Registration No.:     811-09293
CIK No.:              0001084060
Accession No.:        0000950136-01-501154
Date of Filing:       08/14/01

Filer/Entity:         Franklin Templeton Variable Insurance Products Trust
Registration No.:     811-05583
CIK No.:              0000837274
Accession No.:        0000837274-01-500021
Date of Filing:       08/31/01

Filer/Entity          The Prudential Series Fund, Inc.
Registration No.:     811-03623
CIK No.               0000711175
Accession No.:        0000950130-01-504290
Date of Filing:       08/31/2001



If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                   Sincerely,


                                   C. Christopher Sprague
                                   Vice President and Corporate Counsel